MINERAL PROPERTIES, PLANT AND EQUIPMENT AND OTHER NON-CURRENT ASSETS - Disclosure of detailed information about property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	$ 314,657
Mineral properties, plant and equipment at end of period	506,205	$ 314,657
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	948,324	836,821
Additions	226,226	113,217
Impairment of exploration properties	(181)	(435)
Disposals	(470)	(1,279)
Mineral properties, plant and equipment at end of period	1,173,899	948,324
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	(633,667)	(602,929)
Depreciation	34,405	31,508
Disposals	(378)	(770)
Mineral properties, plant and equipment at end of period	(667,694)	(633,667)
Exploration & evaluation assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	80,231
Mineral properties, plant and equipment at end of period	83,762	80,231
Exploration & evaluation assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	80,231	80,155
Additions	3,712	511
Impairment of exploration properties	(181)	(435)
Disposals	0	0
Mineral properties, plant and equipment at end of period	83,762	80,231
Exploration & evaluation assets [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	0	0
Depreciation	0	0
Disposals	0	0
Mineral properties, plant and equipment at end of period	0	0
Mineral properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	109,912
Mineral properties, plant and equipment at end of period	205,011	109,912
Mineral properties [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	575,916	519,913
Additions	118,381	56,242
Impairment of exploration properties	0	0
Disposals	0	(239)
Mineral properties, plant and equipment at end of period	694,297	575,916
Mineral properties [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	(466,704)	(445,981)
Depreciation	22,582	20,723
Disposals	0	0
Mineral properties, plant and equipment at end of period	(489,286)	(466,704)
Plant [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	47,982
Mineral properties, plant and equipment at end of period	106,451	47,982
Plant [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	133,614	96,860
Additions	60,266	36,754
Impairment of exploration properties	0	0
Disposals	(42)	0
Mineral properties, plant and equipment at end of period	193,838	133,614
Plant [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	(85,632)	(84,034)
Depreciation	1,797	1,598
Disposals	(42)	0
Mineral properties, plant and equipment at end of period	(87,387)	(85,632)
Machinery & equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	56,493
Mineral properties, plant and equipment at end of period	80,387	56,493
Machinery & equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	117,977	106,260
Additions	32,035	12,134
Impairment of exploration properties	0	0
Disposals	(299)	(417)
Mineral properties, plant and equipment at end of period	149,713	117,977
Machinery & equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	(61,484)	(54,420)
Depreciation	8,137	7,241
Disposals	(295)	(177)
Mineral properties, plant and equipment at end of period	(69,326)	(61,484)
Building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	15,804
Mineral properties, plant and equipment at end of period	25,553	15,804
Building [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	25,550	20,356
Additions	10,177	5,194
Impairment of exploration properties	0	0
Disposals	0	0
Mineral properties, plant and equipment at end of period	35,727	25,550
Building [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	(9,746)	(9,381)
Depreciation	428	365
Disposals	0	0
Mineral properties, plant and equipment at end of period	(10,174)	(9,746)
Transport & office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	4,935
Mineral properties, plant and equipment at end of period	5,041	4,935
Transport & office equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	15,036	13,277
Additions	1,655	2,382
Impairment of exploration properties	0	0
Disposals	(129)	(623)
Mineral properties, plant and equipment at end of period	16,562	15,036
Transport & office equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	(10,101)	(9,113)
Depreciation	1,461	1,581
Disposals	(41)	(593)
Mineral properties, plant and equipment at end of period	$ (11,521)	$ (10,101)